Nov. 15, 2022
FS CHIRON CAPITAL ALLOCATION FUND

THE ADVISORS’ INNER CIRCLE FUND III

FS Chiron Capital Allocation Fund (the “Fund”)

Supplement dated November 15, 2022

to the Fund’s Summary Prospectus and Prospectus, each dated

March 1, 2022, as supplemented

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

The Fund may participate in “to-be-announced” transactions (“TBA Transactions”) and/or obtain investment exposure to the TBA Transactions market by using derivative instruments (e.g., swaps) currently described in the Fund’s Summary Prospectus and Prospectus. Accordingly, effective immediately, the Fund’s Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1. The following disclosure is added immediately after “mortgage- and asset-backed securities” in the first sentence of the subparagraph titled “Debt Investments” in (i) the “Principal Investment Strategies” section of the Summary Prospectus and Prospectus; and (ii) the “More Information About the Funds’ Investment Objectives and Principal Investment Strategies – Principal Investment Strategies – FS Chiron Capital Allocation Fund” section of the Prospectus:

“to-be-announced” transactions (“TBA Transactions”)

2. The following disclosure is added to the “Mortgage-Backed Securities Risk” disclosure in: (i) the “Principal Risks” section of the Summary Prospectus and Prospectus; and (ii) the “More Information about Principal Risks” section of the Prospectus:

TBA Transactions involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

Please retain this supplement for future reference.

CHI-SK-030-0100